Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Total revenue	$ 4,246	$ 4,546	$ 12,074	$ 12,491
Cost of sales (exclusive of depreciation and amortization shown separately below)	1,750	1,363	4,439	2,994
Gross profit	2,496	3,183	7,635	9,497
Operating expenses
General and administrative	6,622	6,517	22,118	17,669
Sales and marketing	1,106	1,976	3,985	4,234
Litigation settlement
Impairment loss
Depreciation and amortization	175	193	500	565
Total operating expenses	7,903	8,686	26,603	22,468
Operating loss	(5,407)	(5,503)	(18,968)	(12,971)
Non-operating income (expense)
Other expense	(36)	(9)	(152)	(10)
Interest expense
PPP loan forgiveness			1,287
Other income	9	59	77	86
Loss before income taxes	(5,434)	(5,453)	(17,756)	(12,895)
Income tax expense
Net loss	(5,434)	(5,453)	(17,756)	(12,895)
Warrant beneficial conversion feature
Preferred stock accretion
Net loss attributable to common stockholders	$ (5,434)	$ (5,453)	$ (17,756)	$ (12,895)
Net loss per share attributable to common stockholders (basic and diluted)	$ (0.26)	$ (0.26)	$ (0.84)	$ (0.62)
Weighted average number of shares of Common Stock outstanding (basic and diluted)	21,233,485	20,826,499	21,233,485	20,634,092
Product [Member]
Revenue
Total revenue	$ 2,014	$ 1,718	$ 6,357	$ 4,842
Service [Member]
Revenue
Total revenue	$ 2,232	$ 2,828	$ 5,717	$ 7,649